UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549




                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     Western-Southern Life Assurance Company Separate Account 1 400 Broadway Cincinnati, Ohio 45202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.   Investment Company Act File Number: 811-08420

     Securities Act File Numbers:  033-76582  and 333-29705

4(a) Last day of fiscal year for which this Form is filed: 12-31-2005

4(b) / /Check box is this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c) / /Check box if this is the last time the issuer will be filing this Form.



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5. Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                  $7,043,029

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year: $57,178,722

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October
                  11, 1995 that were not previously used
                  to reduce registration fees payable to
                  the Commission:                       $135,522,852

         (iv) Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                        -$192,701,574

         (v)      Net sales -- if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]                                    $        0

         (vi)     Redemption credits available for use
                  in future years -- if Item 5(i) is
                  less than Item 5(iv) [subtract Item
                  5(iv)) from Item 5(i)]:               $185,658,545

         (vii)    Multiplier for determining
                  registration fee (See Instruction C.9):            x .0001070
                                                                        -------


         (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
                  (enter "0" if no fee is due):                      =$       0

6.   Prepaid Shares

     If the response to Item 5(i)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities

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     (number of shares or other  units)  deducted  here:________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                +$       0

8.   Total of the amount of the  registration  fee due plus any  interest due
     [line 5(viii) plus line 7]:                                     =$       0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



                          Method of Delivery

                          / /   Wire Transfer

                          / /   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)           */s/ Bradley J. Hunkler
                                     ----------------------------------
                                     Bradley J. Hunkler
                                     Vice President and Comptroller

Date: March 28, 2006

*Please print the name and title of the signing officer below the signature.